Consolidated Balance Sheets (USD $)	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and due from banks	$ 6,427,536	$ 2,796,331
Interest-earning demand deposits in banks	3,184,102	3,302,539
Cash and cash equivalents	9,611,638	6,098,870
Available-for-sale securities:
Investment securities	55,264,976	60,638,942
Mortgage-backed securities	41,419,921	48,345,655
Other investments	73,766	81,918
Loans held for sale	235,600	262,461
Loans, net of allowance for loan losses of $2,956,264 and $3,406,434 at December 31, 2014 and 2013	184,718,612	180,639,502
Premises and equipment, net of accumulated depreciation of $5,742,785 and $7,096,401 at December 31, 2014 and 2013	4,945,983	5,178,978
Federal Home Loan Bank stock	1,113,800	1,113,800
Foreclosed assets held for sale, net	176,671	281,918
Cash surrender value of life insurance	6,912,917	6,815,059
Interest receivable	1,713,243	1,817,415
Deferred income taxes	1,486,206	2,703,110
Mortgage servicing rights, net of valuation allowance of $56,969 and $73,392 as of December 31, 2014 and 2013	632,634	673,576
Goodwill	2,726,567	2,726,567
Other assets	892,118	1,041,005
Total assets	311,924,652	318,418,776
Deposits
Demand	30,976,025	29,976,167
Savings, NOW and money market	120,365,974	113,610,655
Time	94,599,563	108,151,569
Total deposits	245,941,562	251,738,391
Short-term borrowings	13,821,730	19,610,297
Deferred compensation	4,252,720	3,999,371
Advances from borrowers for taxes and insurance	962,762	857,814
Interest payable	166,052	210,226
Income taxes payable	200,781	34,621
Other liabilities	1,562,947	829,260
Total liabilities	266,908,554	277,279,980
Stockholders' Equity
Preferred stock, $.01 par value, authorized 10,000,000 shares; none issued and outstanding
Common stock, $.01 par value; authorized 25,000,000 shares; issued 1,799,483 - December 31, 2014 and 1,832,860 - December 31, 2013	17,995	18,329
Additional paid-in capital	13,900,743	14,561,085
Retained earnings	30,635,787	28,233,876
Accumulated other comprehensive income (loss)	711,483	(1,386,964)
Unallocated ESOP shares	(249,910)	(287,530)
Total stockholders' equity	45,016,098	41,138,796
Total liabilities and stockholders' equity	$ 311,924,652	$ 318,418,776